Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity Fund
(formerly Fidelity® Sustainability U.S. Equity Fund)
August 31, 2022
SUS-NPRT1-1022
1.9901906.101
Common Stocks - 99.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.1%
Interactive Media & Services - 1.6%
Alphabet, Inc. Class A (a)	2,469	267,195
Media - 2.5%
Cable One, Inc.	116	131,660
Comcast Corp. Class A	4,057	146,823
Interpublic Group of Companies, Inc.	4,306	119,018
		397,501
TOTAL COMMUNICATION SERVICES		664,696
CONSUMER DISCRETIONARY - 10.8%
Automobiles - 0.7%
General Motors Co.	2,843	108,631
Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. (a)	3,574	134,704
Bright Horizons Family Solutions, Inc. (a)	1,729	117,918
		252,622
Hotels, Restaurants & Leisure - 2.0%
Marriott International, Inc. Class A	2,166	333,001
Household Durables - 1.0%
Taylor Morrison Home Corp. (a)	6,730	168,990
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc. (a)	1,347	170,759
eBay, Inc.	3,907	172,416
		343,175
Specialty Retail - 1.7%
The Home Depot, Inc.	953	274,864
Textiles, Apparel & Luxury Goods - 1.7%
LVMH Moet Hennessy Louis Vuitton SE	255	164,543
Tapestry, Inc.	3,022	104,954
		269,497
TOTAL CONSUMER DISCRETIONARY		1,750,780
CONSUMER STAPLES - 8.6%
Beverages - 1.9%
Keurig Dr. Pepper, Inc.	8,164	311,212
Food & Staples Retailing - 1.1%
Albertsons Companies, Inc.	6,253	172,020
Food Products - 2.0%
Darling Ingredients, Inc. (a)	4,346	330,557
Household Products - 2.9%
Kimberly-Clark Corp.	1,245	158,762
Procter & Gamble Co.	2,212	305,123
		463,885
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	460	117,015
TOTAL CONSUMER STAPLES		1,394,689
ENERGY - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Cheniere Energy, Inc.	2,680	429,282
Denbury, Inc. (a)	1,250	111,163
Valero Energy Corp.	2,771	324,540
		864,985
FINANCIALS - 12.2%
Banks - 2.6%
Bank of America Corp.	8,898	299,062
Huntington Bancshares, Inc.	9,653	129,350
		428,412
Capital Markets - 4.8%
BlackRock, Inc. Class A	244	162,599
Moody's Corp.	578	164,453
Northern Trust Corp.	2,531	240,673
State Street Corp.	2,997	204,845
		772,570
Consumer Finance - 2.8%
American Express Co.	1,342	203,984
Discover Financial Services	2,418	242,985
		446,969
Insurance - 2.0%
The Travelers Companies, Inc.	2,039	329,584
TOTAL FINANCIALS		1,977,535
HEALTH CARE - 15.7%
Biotechnology - 2.9%
Amgen, Inc.	1,016	244,145
Vertex Pharmaceuticals, Inc. (a)	822	231,607
		475,752
Health Care Providers & Services - 2.7%
Cigna Corp.	1,400	396,830
Guardant Health, Inc. (a)	768	38,446
		435,276
Life Sciences Tools & Services - 4.6%
Bio-Rad Laboratories, Inc. Class A (a)	245	118,835
Danaher Corp.	1,705	460,197
ICON PLC (a)	783	164,297
		743,329
Pharmaceuticals - 5.5%
Merck & Co., Inc.	4,599	392,571
Roche Holding AG (participation certificate)	682	219,769
UCB SA	1,665	117,294
Zoetis, Inc. Class A	1,105	172,966
		902,600
TOTAL HEALTH CARE		2,556,957
INDUSTRIALS - 9.8%
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	1,017	197,817
Building Products - 1.7%
ASSA ABLOY AB (B Shares)	7,228	146,396
Johnson Controls International PLC	2,428	131,452
		277,848
Electrical Equipment - 1.4%
Acuity Brands, Inc.	866	141,963
Generac Holdings, Inc. (a)	351	77,364
		219,327
Machinery - 1.7%
Deere & Co.	464	169,476
Ingersoll Rand, Inc.	2,351	111,367
		280,843
Professional Services - 3.8%
KBR, Inc.	5,117	247,151
Manpower, Inc.	2,203	161,524
Verisk Analytics, Inc.	1,069	200,074
		608,749
TOTAL INDUSTRIALS		1,584,584
INFORMATION TECHNOLOGY - 22.9%
IT Services - 4.9%
Accenture PLC Class A	979	282,402
Capgemini SA	835	145,170
Concentrix Corp.	560	70,437
MasterCard, Inc. Class A	477	154,724
PayPal Holdings, Inc. (a)	1,464	136,796
		789,529
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (a)	1,513	128,408
NVIDIA Corp.	1,690	255,089
onsemi (a)	3,948	271,504
SolarEdge Technologies, Inc. (a)	698	192,627
		847,628
Software - 10.4%
Adobe, Inc. (a)	436	162,820
Intuit, Inc.	574	247,842
Microsoft Corp.	3,742	978,417
Salesforce.com, Inc. (a)	1,918	299,438
		1,688,517
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	2,455	385,975
TOTAL INFORMATION TECHNOLOGY		3,711,649
MATERIALS - 4.3%
Chemicals - 1.8%
Eastman Chemical Co.	953	86,723
Linde PLC	717	202,811
		289,534
Containers & Packaging - 2.5%
Avery Dennison Corp.	1,380	253,396
Crown Holdings, Inc.	1,803	163,334
		416,730
TOTAL MATERIALS		706,264
REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Prologis (REIT), Inc.	3,594	447,489
UTILITIES - 2.7%
Electric Utilities - 2.2%
NextEra Energy, Inc.	2,002	170,290
ORSTED A/S (b)	1,872	182,712
		353,002
Water Utilities - 0.5%
American Water Works Co., Inc.	587	87,140
TOTAL UTILITIES		440,142
TOTAL COMMON STOCKS (Cost $17,950,546)		16,099,770

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Somatus, Inc. Series E (c)(d) (Cost $32,287)	37	32,372

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (e) (Cost $208,673)	208,631	208,673

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $18,191,506)	16,340,815
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(105,556)
NET ASSETS - 100.0%	16,235,259

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $182,712 or 1.1% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,372 or 0.2% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	32,287

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	109,161	1,620,332	1,520,820	544	-	-	208,673	0.0%
Total	109,161	1,620,332	1,520,820	544	-	-	208,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.